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                              SEASONS SERIES TRUST
                          Supplement to the Prospectus
                               dated July 29, 2005


In the section titled "MANAGEMENT," under the heading "Portfolio Management," the portfolio management disclosure with respect to Salomon Brothers Asset Management Inc's management of the Strategic Fixed Income Portfolio is deleted in its entirety and replaced with the following:

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                        ADVISER/         NAME AND TITLE OF PORTFOLIO
     PORTFOLIO         SUBADVISER      MANAGER (AND/OR MANAGEMENT TEAM)                                EXPERIENCE
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
  Strategic Fixed       Salomon           Investment team includes:
  Income Portfolio      Brothers          o   S. Kenneth Leech                 Mr. Leech serves as co-team leader responsible
                                              Chief Investment Officer and     for the day-to-day strategic oversight of the
                                              Portfolio's Portfolio Manager    investments and for supervising the operations
                                                                               of the various sector specialist teams
                                                                               dedicated to the specific asset classes in
                                                                               which the Portfolio invest. Mr. Leech has
                                                                               been employed as a portfolio manager for the
                                                                               past five years with Salomon Brothers and
                                                                               its affiliates.

                                          o   Stephen A. Walsh                 Mr. Walsh serves as co-team leader responsible
                                              Deputy Chief                     for the day-to-day strategic oversight of the
                                              Investment Officer and           Portfolio's investments and for supervising the
                                              Portfolio Manager                operations of the various sector specialist teams
                                                                               dedicated to the specific asset classes in which
                                                                               the Portfolio invests.  Mr. Walsh has been
                                                                               employed as a portfolio manager for the past five
                                                                               years with Salomon Brothers and its affiliates.

                                          o   Keith J. Gardner                 Mr. Gardner serves as a team member and is
                                              Portfolio Manager                responsible for the portfolio structure,
                                                                               including sector allocation, duration weighting
                                                                               and term structure decisions.  Mr. Gardner has
                                                                               been employed as a portfolio manager for the past
                                                                               five years with Salomon Brothers and its
                                                                               affiliates.

                                          o   Matthew C. Duda                  Mr. Duda serves as a team member and is
                                              Portfolio Manager                responsible for the portfolio structure,
                                                                               including sector allocation, duration weighting
                                                                               and term structure decisions.  Mr. Duda has been
                                                                               employed as a portfolio manager for the past five
                                                                               years with Salomon Brothers and its affiliates.
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

Date: March 9, 2006

Class 3 (Version 4), and Combined Master